SEGMENTED INFORMATION	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
SEGMENTED INFORMATION

13. SEGMENTED INFORMATION

The Company operates in 2 reportable segments. The Company organizes its two segments based on its product line as well as a corporate segment. The two segments are Drones and Corporate. The Drones segment derives its revenue from products and services related to the sale of unmanned aerial vehicles (UAV) while the Corporate segment includes all costs not directly associated with the Drone segment. The Company aggregates the information for the segments by analyzing the revenue stream and allocating direct costs to that respective segment. The Corporate segment is aggregated by relying on the entity that includes corporate costs (Draganfly Inc.).

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker.

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)

13.	SEGMENTED INFORMATION (CONT’D)

The board of the Company relies on executive management which assesses the financial performance and position of the group and makes strategic decisions. Executive management, which has been identified as being the chief operating decision maker, consists of the chief executive officer, chief operating officer and chief financial officer.

September 30, 2025	Drones	Corporate	Total
Sales of goods	$5,065,682	$-	$5,065,682
Provision of services	753,281	-	753,281
Total revenue	5,818,963	-	5,818,963
Segment loss (income)	4,873,571	9,606,914	14,480,485
Finance and other costs	403,392	7,102	410,494
Depreciation	226,771	7,632	234,403
Amortization	6,771	-	6,771
Change in fair value of derivative liability	-	(1,860,107)	(1,860,107)
Loss on write-off of notes receivable	-	69,646	69,646
Loss on write down of inventory	15,091	-	15,091
Net loss for the period	$5,525,596	$7,831,187	$13,356,783

September 30, 2024	Drones	Corporate	Total
Sales of goods	$3,953,974	$-	$3,953,974
Provision of services	993,920	-	993,920
Total revenue	4,947,894	-	4,947,894
Segment loss (income)	4,488,920	$1,165,111	5,654,031
Finance and other costs	85,436	-	85,436
Depreciation	412,544	11,495	424,039
Amortization	8,464	-	8,464
Change in fair value of derivative liability	-	2,788,734	2,788,734
Loss on write-off of notes receivable	-	18,425	18,425
Loss on write down of inventory	176,422	-	176,422
Net loss for the period	$5,171,786	$3,983,765	$9,155,551

Geographic revenue is measured by aggregating sales based on the country and the entity where the sale was made.

	September 30, 2025	December 31, 2024
Non-current assets
Canada	$904,828	$1,117,513
United States	$201,104	-
	$1,105,932	$1,117,513

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
Revenue
Canada	$2,149,141	$1,860,227	$5,804,975	$4,913,720
United States	6,852	25,095	13,988	34,174
	$2,155,993	$1,885,322	$5,818,963	$4,947,894

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2025

Expressed in Canadian Dollars (unaudited)